As filed with the Securities and Exchange Commission
                              on September 9, 1999
                      Registration No. 333-74283; 811-09255

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                          Post-Effective Amendment No. 4 [X]

                                       And

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940                       [_]

                                    Amendment No. 6              [X]
                            ------------------------

                          WELLS FARGO VARIABLE TRUST
         (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective :

[_] Immediately upon filing pursuant to Rule 485(b), or

[X] on September 20, 1999, pursuant to Rule 485(b), or

[_] 60 Days after filing pursuant to Rule 485(a)(1), or

[_] on _________ pursuant to Rule 485(a)(1), or

[_] 75 days after filing pursuant to Rule 485(a)(2), or

[_] on _________ pursuant to Rule 485(a)(2)


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 4 to the Registration Wells Fargo Variable Trust (the "Trust") hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, which was filed on June 10, 1999. The sole purpose of this
Post-Effective Amendment is to continue to delay the effectiveness of Post-Effective Amendment No. 2, which was originally delayed until September 10, 1999 by Post-Effective Amendment No. 3, until September 20, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 9thth day of September, 1999.

                                            WELLS FARGO VARIABLE TRUST

                                            By    /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Secretary and Treasurer
                                                  (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title               Date

                *                            Trustee
Robert C. Brown

                *                            Trustee
Donald H. Burkhardt

                *                            Trustee
Jack S. Euphrat

                *                            Trustee
Thomas S. Goho

                *                            Trustee
Peter G. Gordon

                *                            Trustee
W. Rodney Hughes

                *                            Trustee
Richard M. Leach

                *                            Trustee
J. Tucker Morse

                *                            Trustee
Timothy J. Penny

 /s/ Richard H. Blank, Jr.           Secretary and Treasurer         09/09/99
Richard H. Blank, Jr.               (Principal Financial Officer)
As Attorney-in-Fact
September 9, 1999

                      [MORRISON & FOERSTER LLP LETTERHEAD]






                                September 9, 1999


                                             Writer's Direct Dial Number
                                             (202) 887-1537
VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:    Wells Fargo Variable Trust
                     SEC File Nos. 333-74283; 811-09255

Ladies/Gentlemen:

         In connection with the registration of Wells Fargo Variable Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act to the Trust's Registration Statement on Form N-1A pursuant to Rule 485(b).

         This Post-Effective Amendment to the Registration Statement of the Trust hereby incorporates by reference all of the information set forth in Parts A and B of Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, which was filed on June 10, 1999. The sole purpose of this Post-Effective Amendment is to continue to delay the effectiveness of Post-Effective Amendment No. 2, which was originally delayed until September 10, 1999 by Post-Effective Amendment No. 3, until September 20, 1999.

         This firm represented the Trust in connection with the preparation of the above-referenced Post-Effective Amendment. In accordance with the provisions of paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

         If you have any questions or comments, please contact the undersigned at the number set forth above, or Marco E. Adelfio at (202) 887-1530.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda